Share-based compensation - Stock Options (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
EUR-denominated Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | € / shares	€ 494.14		€ 583.33		€ 302.20
Aggregate intrinsic value of stock options exercised (in millions) | €	€ 4.4		€ 5.7		€ 4.8
Weighted average remaining contractual term of currently exercisable options (in years)	2 years 29 days	2 years 29 days	2 years 9 months 21 days	2 years 9 months 21 days	3 years 6 months 18 days	3 years 6 months 18 days
Aggregate intrinsic value of exercisable stock options (in millions) | €	€ 20.3		€ 36.7		€ 22.4
Aggregate intrinsic value of outstanding stock options (in millions) | €	€ 20.3		€ 36.7		€ 22.4
US-denominated Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | $ / shares		$ 565.39		$ 658.16		$ 355.44
Aggregate intrinsic value of stock options exercised (in millions) | $		$ 1.6		$ 4.1		$ 3.7
Weighted average remaining contractual term of currently exercisable options (in years)	2 years 1 month 2 days	2 years 1 month 2 days	2 years 11 months 4 days	2 years 11 months 4 days	3 years 7 months 28 days	3 years 7 months 28 days
Aggregate intrinsic value of exercisable stock options (in millions) | $							$ 14.6	$ 24.9	$ 16.9
Aggregate intrinsic value of outstanding stock options (in millions) | $							$ 14.6	$ 24.9	$ 16.9